Expense Example	Apr. 29, 2026 USD ($)
Bond Plus Portfolio | Bond Plus Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	878
Bond Plus Portfolio | Bond Plus Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	636
Core Income Portfolio | Core Income Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Core Income Portfolio | Core Income Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Diversified Bond Portfolio | Diversified Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Diversified Bond Portfolio | Diversified Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
High Yield Bond Portfolio | High Yield Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
High Yield Bond Portfolio | High Yield Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Inflation Managed Portfolio | Inflation Managed Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Inflation Managed Portfolio | Inflation Managed Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Intermediate Bond Portfolio | Intermediate Bond Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Intermediate Bond Portfolio | Intermediate Bond Portfolio | P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Total Return Portfolio | Total Return Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Total Return Portfolio | Total Return Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,324
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,091
Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,117
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
Equity Index Portfolio | Equity Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Equity Index Portfolio | Equity Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	115
Focused Growth Portfolio | Focused Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Focused Growth Portfolio | Focused Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Growth Portfolio | Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Growth Portfolio | Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Hedged Equity Portfolio | Hedged Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Hedged Equity Portfolio | Hedged Equity Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,159
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	923
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	878
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	636
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,068
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	830
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	878
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	636
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
QQQ® Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	898
QQQ® Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	681
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,239
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	1,004
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	948
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	707
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,221
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	986
Value Portfolio | Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,170
Value Portfolio | Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	934
Value Advantage Portfolio | Value Advantage Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Value Advantage Portfolio | Value Advantage Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
Emerging Markets Portfolio | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,338
Emerging Markets Portfolio | Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	648
International Growth Portfolio | International Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
International Growth Portfolio | International Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
International Large-Cap Portfolio | International Large-Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
International Large-Cap Portfolio | International Large-Cap Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,384
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,153
International Value Portfolio | International Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
International Value Portfolio | International Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Health Sciences Portfolio | Health Sciences Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Health Sciences Portfolio | Health Sciences Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Real Estate Portfolio | Real Estate Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,332
Real Estate Portfolio | Real Estate Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,100
Technology Portfolio | Technology Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,399
Technology Portfolio | Technology Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,168
Capital Appreciation Portfolio | Capital Appreciation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	326
Capital Appreciation Portfolio | Capital Appreciation Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	816
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	572
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	805
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	561
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	805
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	561
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,230
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	995
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,480
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 362